Unaudited Interim Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Revenue
Other revenue	$ 598,626	$ 627,871	$ 1,335,726	$ 1,406,498
Expenses
Depreciation and amortization	136,912	118,448	266,452	240,089
Loss on foreign exchange	4,284	6,379	16,141	7,815
Costs and expenses, total	516,689	534,157	1,121,213	1,170,310
Operating income	81,937	93,714	214,513	236,188
Interest expense (note 7)	(105,787)	(89,663)	(208,311)	(171,581)
Income (loss) from long-term investments (note 6)	192,611	(286,546)	38,158	(75,585)
Other income (note 5)	6,030	8,850	12,729	17,901
Other net losses (note 16)	(17,061)	(40,367)	(27,662)	(43,829)
Pension and other post-employment non-service costs (note 8)	(3,975)	(5,306)	(7,413)	(10,267)
Gain on derivative financial instruments (note 21(b)(iv))	58	1,039	191	3,205
Earnings (loss) before income taxes	153,813	(318,279)	22,205	(43,968)
Income tax recovery (expense) (note 15)
Current	46,681	(6,300)	41,577	(12,800)
Deferred	(41,453)	62,258	(25,046)	44,057
Income tax expense	5,228	55,958	16,531	31,257
Net earnings (loss)	159,041	(262,321)	38,736	(12,711)
Non-controlling interests	41,725	15,439	72,884	42,018
Non-controlling interests held by related party	0	(6,349)	0	(12,399)
Net effect of non-controlling interests	41,725	9,090	72,884	29,619
Net earnings (loss) attributable to shareholders of Algonquin Power & Utilities Corp.	200,766	(253,231)	111,620	16,908
Series A Shares and Series D Shares dividend (note 12)	2,705	2,080	5,117	4,172
Net earnings (loss) attributable to common shareholders of Algonquin Power & Utilities Corp. - basic	198,061	(255,311)	106,503	12,736
Net earnings (loss) attributable to common shareholders of Algonquin Power & Utilities Corp. - diluted	$ 198,061	$ (255,311)	$ 106,503	$ 12,736
Basic net earnings (loss) per share (USD per share)	$ 0.28	$ (0.37)	$ 0.15	$ 0.02
Diluted net earnings (loss) per share (USD per share)	$ 0.28	$ (0.37)	$ 0.15	$ 0.02
Regulated electricity distribution
Revenue
Other revenue	$ 304,262	$ 328,242	$ 610,117	$ 644,215
Expenses
Expenses	81,747	98,337	179,701	223,917
Regulated natural gas distribution
Revenue
Other revenue	94,264	109,539	328,217	380,677
Expenses
Expenses	22,909	36,180	118,878	173,881
Regulated water reclamation and distribution
Revenue
Other revenue	92,786	95,861	177,809	183,282
Expenses
Expenses	4,279	3,857	8,160	7,726
Non-regulated energy sales
Revenue
Other revenue	78,661	71,694	163,237	150,410
Expenses
Expenses	690	3,782	4,228	11,588
Other revenue
Revenue
Other revenue	28,653	22,535	56,346	47,914
Operating expenses
Expenses
Expenses	$ 265,868	$ 267,174	$ 527,653	$ 505,294